Income taxes (Tables)	9 Months Ended
Sep. 30, 2018
Income Taxes [abstract]
Schedule of Components of Deferred Tax Liabilities
The Company’s net deferred tax liability relates to the Mexican mining royalty and arises principally from the following:

	September 30,	December 31,
	2018	2017

Property, plant and equipment	$837	$900
Other	25	-
Total deferred tax liabilities	862	900

Alternative minimum tax credits	626	626
Other	-	28
Total deferred tax assets	626	654
Net deferred tax liabilities	$236	$246